CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Western Asset Funds, Inc. (1933 Act File No. 33-34929; 1940 Act File No. 811-06110) (“Registrant”) hereby certifies (a) that the forms of the prospectuses used with respect to Class A, Class C, Class FI, Class R, Class I and Class IS of Western Asset Total Return Unconstrained Fund, Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund, Western Asset Enhanced Equity Fund, Western Asset Global Multi-Sector Fund, Western Asset High Yield Fund, Western Asset Inflation Indexed Plus Bond Fund, Western Asset Intermediate Bond Fund and Western Asset Non-U.S. Opportunity Bond Fund and that the form of the statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class I and Class IS of Western Asset Total Return Unconstrained Fund, Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund, Western Asset Enhanced Equity Fund, Western Asset Global Multi-Sector Fund, Western Asset High Yield Fund, Western Asset Inflation Indexed Plus Bond Fund, Western Asset Intermediate Bond Fund, Western Asset Limited Duration Bond Fund and Western Asset Non-U.S. Opportunity Bond Fund, series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 48 to the Registrant’s Registration Statement (“Amendment No. 48”), and (b) that Amendment No. 48 was filed electronically.

Dated as of: May 3, 2012	By:	/s/ Richard M. Wachterman
	Name:	Richard M. Wachterman
	Title:	Assistant Secretary